Note 9 - Related Party Transactions - Transaction with Key Management Personnel (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 754,542	$ 381,819	$ 375,264
Current and former directors, officers and companies controlled by them [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	717,725	804,016	1,063,622
Current and former directors, officers and companies controlled by them	1,472,267	1,317,365	1,438,886
Current and former directors, officers and companies controlled by them [member] | Management Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	754,542	381,819	375,264
Current and former directors, officers and companies controlled by them [member] | Investor Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	0	66,530	0
Current and former directors, officers and companies controlled by them [member] | Consulting Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 0	$ 65,000	$ 0